Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (PEO) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
	Summary Compensation Table Total for First PEO(1) ($)	Summary Compensation Table Total for Second PEO(1) ($)	Compensation Actually Paid to First PEO(1) (2)(3) ($)	Compensation Actually Paid to Second PEO(1) (2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1) (2)(3) ($)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ Millions)	Adjusted EBITDA Achievement ($ Millions)(5)
Year							TSR ($)	Peer Group TSR ($)
2024	—	5,463,154	—	18,050,391	4,672,616	12,174,239	268.43	134.24	1,125	3,690
2023	13,128,160	11,934,989	(5,193,935)	12,654,011	4,570,504	7,585,995	150.26	111.05	(202)	3,289
2022	10,151,847	—	(938,751)	—	2,484,712	812,036	88.79	122.25	1,221	1,910
2021	10,854,224	—	10,696,698	—	2,042,570	1,466,079	116.01	121.46	2,187	2,168
2020	9,879,276	—	8,778,527	—	2,159,739	1,950,890	97.86	102.72	510	2,057
(1)
Mauricio Gutierrez was our PEO from 2020 to November 2023 (First PEO). Dr. Coben has been our PEO since November 2023 (Second PEO). The 2023 total compensation of the Second PEO differs from that set forth in the Summary Compensation Table as it does not include compensation received for his services as a director and Chair of the Board. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023	2024
Kirkland Andrews	Alberto Fornaro	Alberto Fornaro	Bruce Chung	Rasesh Patel
Elizabeth Killinger	Elizabeth Killinger	Brian Curci	Alberto Fornaro	Bruce Chung
Christopher Moser	Christopher Moser	Elizabeth Killinger	Elizabeth Killinger	Robert Gaudette
Robert Gaudette	Robert Gaudette	Christopher Moser	Robert Gaudette	Brian Curci
	Gaetan Frotte		Rasesh Patel
Kirkland Andrews
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Second PEO ($)	Exclusion of Stock Awards for Second PEO ($)	Inclusion of Equity Values for Second PEO ($)	Compensation Actually Paid to Second PEO ($)
2024	5,463,154	(3,300,791)	15,888,028	18,050,391
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	4,672,616	(2,333,796)	9,835,419	12,174,239
The amounts in the Inclusion of Equity Values columns in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO ($)	Total — Inclusion of Equity Values for Second PEO ($)
2024	4,757,636	11,130,392	—	—	15,888,028
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total — Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	5,212,594	4,351,759	271,066	—	9,835,419
(4)
The Peer Group TSR set forth in this table utilizes the Philadelphia Utility Sector Index (UTY), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the UTY, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined Adjusted EBITDA achievement to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024. Adjusted EBITDA achievement is a non-GAAP measure that refers to EBITDA plus adjustments, and is defined in “Elements of Compensation — Annual Incentive Compensation — 2024 AIP Award Performance Criteria” above for each of the listed years. Adjusted EBITDA achievement may not have been the most important financial performance measure for all years prior to 2024, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Mauricio Gutierrez was our PEO from 2020 to November 2023 (First PEO). Dr. Coben has been our PEO since November 2023 (Second PEO). The 2023 total compensation of the Second PEO differs from that set forth in the Summary Compensation Table as it does not include compensation received for his services as a director and Chair of the Board. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023	2024
Kirkland Andrews	Alberto Fornaro	Alberto Fornaro	Bruce Chung	Rasesh Patel
Elizabeth Killinger	Elizabeth Killinger	Brian Curci	Alberto Fornaro	Bruce Chung
Christopher Moser	Christopher Moser	Elizabeth Killinger	Elizabeth Killinger	Robert Gaudette
Robert Gaudette	Robert Gaudette	Christopher Moser	Robert Gaudette	Brian Curci
	Gaetan Frotte		Rasesh Patel
Kirkland Andrews

Peer Group Issuers, Footnote	(4) The Peer Group TSR set forth in this table utilizes the Philadelphia Utility Sector Index (UTY), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the UTY, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Second PEO ($)	Exclusion of Stock Awards for Second PEO ($)	Inclusion of Equity Values for Second PEO ($)	Compensation Actually Paid to Second PEO ($)
2024	5,463,154	(3,300,791)	15,888,028	18,050,391
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	4,672,616	(2,333,796)	9,835,419	12,174,239
The amounts in the Inclusion of Equity Values columns in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO ($)	Total — Inclusion of Equity Values for Second PEO ($)
2024	4,757,636	11,130,392	—	—	15,888,028
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total — Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	5,212,594	4,351,759	271,066	—	9,835,419

Non-PEO NEO Average Total Compensation Amount	$ 4,672,616	$ 4,570,504	$ 2,484,712	$ 2,042,570	$ 2,159,739
Non-PEO NEO Average Compensation Actually Paid Amount	$ 12,174,239	7,585,995	812,036	1,466,079	1,950,890
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Second PEO ($)	Exclusion of Stock Awards for Second PEO ($)	Inclusion of Equity Values for Second PEO ($)	Compensation Actually Paid to Second PEO ($)
2024	5,463,154	(3,300,791)	15,888,028	18,050,391
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	4,672,616	(2,333,796)	9,835,419	12,174,239
The amounts in the Inclusion of Equity Values columns in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO ($)	Total — Inclusion of Equity Values for Second PEO ($)
2024	4,757,636	11,130,392	—	—	15,888,028
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total — Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	5,212,594	4,351,759	271,066	—	9,835,419

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
TABULAR LIST OF MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2024 to Company performance. The measures in this table are not ranked.
Adjusted EBITDA Adjusted FCFbG ESG (as described in the CD&A) Relative TSR

Total Shareholder Return Amount	$ 268.43	150.26	88.79	116.01	97.86
Peer Group Total Shareholder Return Amount	134.24	111.05	122.25	121.46	102.72
Net Income (Loss)	$ 1,125,000,000	$ (202,000,000)	$ 1,221,000,000	$ 2,187,000,000	$ 510,000,000
Company Selected Measure Amount	3,690,000,000	3,289,000,000	1,910,000,000	2,168,000,000	2,057,000,000
PEO Name	Dr. Coben
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	(5) We determined Adjusted EBITDA achievement to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024. Adjusted EBITDA achievement is a non-GAAP measure that refers to EBITDA plus adjustments, and is defined in “Elements of Compensation — Annual Incentive Compensation — 2024 AIP Award Performance Criteria” above for each of the listed years. Adjusted EBITDA achievement may not have been the most important financial performance measure for all years prior to 2024, and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted FCFbG
Measure:: 3
Pay vs Performance Disclosure
Name	ESG (as described in the CD&A)
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
Mauricio Gutierrez [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 13,128,160	$ 10,151,847	$ 10,854,224	$ 9,879,276
PEO Actually Paid Compensation Amount		(5,193,935)	(938,751)	10,696,698	8,778,527
Lawrence Coben [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	5,463,154	11,934,989
PEO Actually Paid Compensation Amount	18,050,391	$ 12,654,011
PEO | Lawrence Coben [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,300,791)
PEO | Lawrence Coben [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,888,028
PEO | Lawrence Coben [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,757,636
PEO | Lawrence Coben [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,130,392
PEO | Lawrence Coben [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Lawrence Coben [Member] | Stock Awards Adjustments, Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,333,796)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,835,419
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,212,594
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,351,759
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	271,066
Non-PEO NEO | Stock Awards Adjustments, Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount